Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Investments in Associates and Joint Ventures
10.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
Amount of investments in associates	6,419	2,374	911
Amount of investments in joint ventures	61,183	30,324	5,146
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)

	67,590	32,686	6,045

The main movements during the years ended December 31, 2019, 2018 and 2017, which affected the value of the aforementioned investments, correspond to:

	2019	2018		2017
Amount at the beginning of year	32,686	6,045		5,488
Acquisitions and contributions	4,826	280		910
Income on investments in associates and joint ventures	7,968	4,839		1,428
Translation differences	20,673	3,180		662
Distributed dividends	(811)	(583)		(328)
Interest maintained in YPF EE	—	17,285	(1)	—
Adjustment for inflation (2)	1,510	1,640		—
Reclassification of assets held for disposal	—	—		(2,117)
Capitalization in joint ventures	738	—		—
Other movements	—	—		2

Amount at the end of year	67,590	32,686		6,045

(1)	Corresponds to the fair value of the interest maintained in the investment in YPF EE following the loss of control. See Note 3.
(2)
Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the Peso as functional currency, which was charged to other comprehensive income, as detailed in Note 2.b.1.

The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2019, 2018 and 2017. The Group has adjusted, if applicable, the values reported by these companies to adapt them to the accounting criteria used by the Group for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2019	2018	2017	2019	2018	2017
Net income	2,032	1,025	543	5,936	3,814	885
Other comprehensive income	1,764	406	34	20,419	4,414	628

Comprehensive income for the year	3,796	1,431	577	26,355	8,228	1,513

The Group does not have investments in subsidiaries with significant non-controlling
interests. Likewise, the Group does not have investments in associates and joint ventures that are significant, with the exception of the investment in YPF EE.
The management information corresponding to YPF EE’s assets and liabilities as of December 31, 2019 and 2018, as well as the net profit as of such dates are detailed below:

	2019 (1)	2018 (1)
Noncurrent assets	96,219	35,682
Current assets	26,622	12,596

Total assets	122,841	48,278

Noncurrent liabilities	57,799	13,348
Current liabilities	19,503	9,776

Total liabilities	77,302	23,124

Total shareholders’ equity	45,539	25,154

	2019 (1)	2018 (1)
Revenues	16,114	4,181
Costs	(7,706)	(1,655)

Gross profit	8,408	2,526

Operating profit	7,796	4,686
Income from equity interests in associates and joint ventures	778	673
Net financial results	(1,989)	280

Net profit before income tax	6,585	5,639

Income tax	(2,359)	(1,150)

Net profit	4,226	4,489

(1)
On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly from the YPF EE financial information disclosed here.

The following table shows information of the subsidiaries:

					Information of the issuer
	Description of the Securities						Last available financial statements
Name and Issuer	Class	Face Value		Amount	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock
Subsidiaries: (7)
YPF International S.A. (6)	Common	Bs.	100	66,897	Investment	Calle La Plata 19, Santa Cruz de la Sierra, República de Bolivia	12-31-19	15	5	78	100.00%
YPF Holdings Inc. (6)	Common	US$	0.01	810,614	Investment and finance	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.	12-31-19	48,461	(6)	(12,848)	100.00%
Operadora de Estaciones de Servicios S.A.	Common	$	1	163,701,747	Commercial management of YPF’s gas stations	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	164	1,193	4,307	99.99%
A-Evangelista S.A.	Common	$	1	307,095,088	Engineering and construction services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	307	(3,446)	(698)	100.00%
Metrogas S.A.	Common	$	1	398,419,700	Providing the public service of natural gas distribution	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.	12-31-19	569	110	19,500	70.00%
YPF Chile S.A. (6)	Common	—	—	50,968,649	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Villarica 322; Módulo B1, Qilicura, Santiago	12-31-19	2,730	(1,013)	2,196	100.00%
YPF Tecnología S.A.	Common	$	1	234,291,000	Investigation, development, production and marketing of technologies, knowledge, goods and services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	459	436	2,729	51.00%
Compañía de Inversiones Mineras S.A.	Common	$	1	236,474,420	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	236	(407)	76	100.00%
The following table shows the investments in associates and joint ventures:

	12-31-2019															12-31-2018
								Information of the issuer
	Description of the Securities									Last available financial statements
Name and Issuer	Class	Face Value			Amount	Book value (2)	Cost (1)	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock		Book Value (2)
Joint Ventures: (5)
YPF Energía Eléctrica S.A. (6)	Common	$		1	1,879,916,921	35,382	1,085	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	3,747	4,227	45,539	75.00%		19,320
Compañía Mega S.A. (6)	Common	$		1	244,246,140	5,211	—	Separation, fractionation and transportation of natural gas liquids	San Martín 344, P. 10º, Buenos Aires, Argentina	09-30-19	643	220	12,612	38.00%		3,405
Profertil S.A. (6)	Common	$		1	391,291,320	10,778	—	Production and marketing of fertilizers	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina	09-30-19	783	335	23,498	50.00%		6,133
Refinería del Norte S.A.	Common	$		1	45,803,655	1,881	—	Refining	Maipú 1, P. 2º, Buenos Aires, Argentina	09-30-19	92	(298)	3,296	50.00%		1,307
Oleoducto Loma Campana-Lago Pellegrini S.A. (6)	Common	$		1	738,139,164	762	738	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery	Macacha Güemes 515, Buenos Aires, Argentina	12-31-19	868	(303)	909	85.00%		—
CT Barragán S.A. (6)	Common	$		1	4,279,033,952	6,799	4,348	Production and generation of electric energy	Maipú 1, Buenos Aires, Argentina	12-31-19	8,558	2,370	13,619	50.00%		—

						60,813	6,171									30,165

Associates:
Oleoductos del Valle S.A.	Common	$		10	4,072,749	1,778	—	Oil transportation by pipeline	Florida 1, P. 10º, Buenos Aires, Argentina	12-31-19	110	1,707	4,728	37.00%		710
Terminales Marítimas Patagónicas S.A.	Common	$		10	476,034	711	—	Oil storage and shipment	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina	09-30-19	14	713	2,111	33.15%		226
Oiltanking Ebytem S.A. (6)	Common	$		10	351,167	871	—	Hydrocarbon transportation and storage	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.	12-31-19	12	869	2,775	30.00%		424
Central Dock Sud S.A. (6)	Common	$		0.01	11,869,095,145	1,542	—	Electric power generation and bulk marketing	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina	12-31-19	1,231	3,447	15,284	10.25	% (4)	625
YPF Gas S.A.	Common	$		1	59,821,434	965	—	Gas fractionation, bottling, distribution and transport for industrial and/or residential use	Macacha Güemes 515, P.3º, Buenos Aires, Argentina	09-30-19	176	1,388	4,218	33.99%		258
Other companies:
Other (3)	—		—	—	—	922	611		—	—	—	—	—	—		290

						6,789	611									2,533

						67,602	6,782									32,698

(1)	Corresponds to cost and contributions, net of dividends collected and capital reductions.
(2)	Corresponds to holding in shareholders’ equity plus adjustments to conform to YPF accounting principles.
(3)
Includes Gasoducto del Pacífico (Cayman) Ltd., Gasoducto del Pacífico (Argentina) S.A., A&C Pipeline Holding Company, Oleoducto Transandino (Chile) S.A., Oleoducto Trasandino (Argentina) S.A., Bizoy S.A., Civeny S.A., Bioceres S.A., Petrofaro S.A. and Sustentator S.A.

(4)	Additionally, the Group has a 22.49% indirect holding in capital stock through YPF EE.
(5)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(6)	The U.S. dollar has been defined as the functional currency of this company.
(7)
Additionally, consolidates YPF Services USA Corp., YPF Europe B.V., YPF Brasil Comércio Derivado de Petróleo Ltda, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran Inversiones 2011 S.A.U., Lestery S.A., Energía Andina S.A and YPF Ventures S.A.U.